UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	06-30-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2015 Fund

June 30, 2012

Zero Coupon 2015 - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 89.1%

Federal Judiciary, 0.00%, 2/15/14	$51,000	$50,009
Federal Judiciary, 0.00%, 2/15/15	5,485,000	5,297,605
STRIPS - COUPON, 0.00%, 2/15/15	9,650,000	9,541,659
AID (Israel), 0.00%, 5/1/15	10,000,000	9,763,220
STRIPS - COUPON, 0.00%, 5/15/15	19,508,000	19,257,166
AID (Israel), 0.00%, 8/15/15	15,000,000	14,591,535
Federal Judiciary, 0.00%, 8/15/15	7,021,000	6,724,707
STRIPS - COUPON, 0.00%, 8/15/15	26,728,000	26,325,503
STRIPS - PRINCIPAL, 0.00%, 8/15/15	6,000,000	5,913,420
REFCORP STRIPS - COUPON, 0.00%, 10/15/15	31,598,000	30,734,743
STRIPS - COUPON, 0.00%, 11/15/15	42,431,000	41,677,468
STRIPS - PRINCIPAL, 0.00%, 11/15/15	27,750,000	27,363,692
REFCORP STRIPS - COUPON, 0.00%, 1/15/16	4,159,000	4,032,350
Federal Judiciary, 0.00%, 2/15/16	10,000	9,474
STRIPS - COUPON, 0.00%, 2/15/16	5,000,000	4,892,925
STRIPS - COUPON, 0.00%, 5/15/16	9,200,000	8,975,318
STRIPS - COUPON, 0.00%, 8/15/16	39,000,000	37,930,698
STRIPS - COUPON, 0.00%, 11/15/16	43,000,000	41,654,315

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $271,162,186)		294,735,807

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 11.5%

TVA STRIPS - COUPON, 0.00%, 5/1/14	150,000	147,221
FICO STRIPS - COUPON, 0.00%, 5/2/14	96,000	94,647
FICO STRIPS - COUPON, 0.00%, 10/5/14	22,000	21,606
FICO STRIPS - COUPON, 0.00%, 11/30/14	180,000	176,525
FICO STRIPS - COUPON, 0.00%, 2/8/15	136,000	133,046
FICO STRIPS - COUPON, 0.00%, 2/8/15	7,681,000	7,514,192
FICO STRIPS - COUPON, 0.00%, 4/6/15	1,017,000	993,342
FICO STRIPS - COUPON, 0.00%, 4/6/15	3,038,000	2,967,330
FHLMC STRIPS - COUPON, 0.00%, 9/15/15	3,500,000	3,386,103
TVA STRIPS - COUPON, 0.00%, 11/1/15	4,000,000	3,845,984
FICO STRIPS - COUPON, 0.00%, 11/2/15	52,000	50,394
FICO STRIPS - COUPON, 0.00%, 11/11/15	2,000,000	1,937,412
FNMA STRIPS - COUPON, 0.00%, 11/15/15	3,000,000	2,897,685
FICO STRIPS - COUPON, 0.00%, 12/6/15	190,000	183,804
FICO STRIPS - COUPON, 0.00%, 12/27/15	5,125,000	4,951,975
FICO STRIPS - COUPON, 0.00%, 6/6/16	5,000,000	4,789,990
FNMA STRIPS - COUPON, 0.00%, 11/15/16	4,250,000	4,031,788

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $33,343,066)		38,123,044

Zero Coupon 2015 - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

TEMPORARY CASH INVESTMENTS — 0.2%

SSgA U.S. Government Money Market Fund (Cost $613,764)	613,764	$613,764
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $305,119,016)		333,472,615

OTHER ASSETS AND LIABILITIES — (0.8)%		(2,577,464)

TOTAL NET ASSETS — 100.0%		$330,895,151

Notes to Schedule of Investments

AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

Zero Coupon 2015 - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$294,735,807	—
Zero-Coupon U.S. Government Agency Securities	—	38,123,044	—
Temporary Cash Investments	$613,764	—	—

Total Value of Investment Securities	$613,764	$332,858,851	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Zero Coupon 2015 - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

Federal tax cost of investments	$305,150,698
Gross tax appreciation of investments	$28,321,917
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$28,321,917

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2020 Fund

June 30, 2012

Zero Coupon 2020 - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 91.9%

Federal Judiciary, 0.00%, 2/15/19	$306,000	$268,189
Federal Judiciary, 0.00%, 8/15/19	339,000	292,223
REFCORP STRIPS - COUPON, 0.00%, 10/15/19	630,000	562,682
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/19	6,500,000	5,831,390
REFCORP STRIPS - COUPON, 0.00%, 1/15/20	14,674,000	12,979,461
REFCORP STRIPS - COUPON, 0.00%, 4/15/20	7,299,000	6,395,318
AID (Israel), 0.00%, 5/1/20	15,000,000	12,804,330
AID (Israel), 0.00%, 5/15/20	396,000	342,830
REFCORP STRIPS - COUPON, 0.00%, 7/15/20	25,918,000	22,494,336
REFCORP STRIPS - PRINCIPAL, 0.00%, 7/15/20	26,144,000	22,797,124
Federal Judiciary, 0.00%, 8/15/20	115,000	95,252
STRIPS - COUPON, 0.00%, 8/15/20	10,500,000	9,349,830
REFCORP STRIPS - COUPON, 0.00%, 10/15/20	12,059,000	10,357,174
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/20	5,000,000	4,314,755
STRIPS - COUPON, 0.00%, 11/15/20	143,500,000	126,786,985
REFCORP STRIPS - COUPON, 0.00%, 1/15/21	16,789,000	14,251,259
REFCORP STRIPS - PRINCIPAL, 0.00%, 1/15/21	13,535,000	11,556,210
Federal Judiciary, 0.00%, 2/15/21	110,000	89,155
STRIPS - COUPON, 0.00%, 2/15/21	36,188,000	31,671,810
STRIPS - PRINCIPAL, 0.00%, 2/15/21	11,000,000	9,688,778
AID (Israel), 0.00%, 5/15/21	5,000,000	4,158,870
STRIPS - COUPON, 0.00%, 5/15/21	10,000,000	8,674,250
STRIPS - PRINCIPAL, 0.00%, 5/15/21	13,250,000	11,568,469
STRIPS - COUPON, 0.00%, 8/15/21	13,000,000	11,182,743
STRIPS - PRINCIPAL, 0.00%, 8/15/21	4,500,000	3,898,363
STRIPS - COUPON, 0.00%, 11/15/21	6,000,000	5,118,558

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $277,565,737)		347,530,344

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 8.0%

FICO STRIPS - PRINCIPAL, 0.00%, 4/5/19	535,000	478,161
TVA STRIPS - COUPON, 0.00%, 5/1/19	11,000	9,716
FICO STRIPS - PRINCIPAL, 0.00%, 9/26/19	5,700,000	5,019,198
TVA STRIPS - COUPON, 0.00%, 11/1/19	9,000	7,834
FHLMC STRIPS - COUPON, 0.00%, 1/15/20	6,250,000	5,435,162
FNMA STRIPS - COUPON, 0.00%, 7/15/20	10,000,000	8,502,810
Government Trust Certificate, 0.00%, 4/1/21	7,683,000	6,192,114
FHLMC STRIPS - COUPON, 0.00%, 9/15/21	5,727,000	4,634,724

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,254,382)		30,279,719

Zero Coupon 2020 - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

TEMPORARY CASH INVESTMENTS — 0.1%

SSgA U.S. Government Money Market Fund (Cost $606,020)	606,020	$606,020
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $301,426,139)		378,416,083

OTHER ASSETS AND LIABILITIES†		(149,959)

TOTAL NET ASSETS — 100.0%		$378,266,124

Notes to Schedule of Investments

AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

†	Category is less than 0.05% of total net assets.
(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

Zero Coupon 2020 - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$347,530,344	—
Zero-Coupon U.S. Government Agency Securities	—	30,279,719	—
Temporary Cash Investments	$606,020	—	—

Total Value of Investment Securities	$606,020	$377,810,063	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Zero Coupon 2020 - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

Federal tax cost of investments	$302,037,805
Gross tax appreciation of investments	$76,378,278
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$76,378,278

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2025 Fund

June 30, 2012

Zero Coupon 2025 - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 94.2%

REFCORP STRIPS - COUPON, 0.00%, 1/15/24	$4,650,000	$3,525,332
REFCORP STRIPS - COUPON, 0.00%, 4/15/24	1,560,000	1,168,805
REFCORP STRIPS - COUPON, 0.00%, 7/15/24	6,926,000	5,126,265
REFCORP STRIPS - COUPON, 0.00%, 10/15/24	6,006,000	4,389,353
REFCORP STRIPS - COUPON, 0.00%, 1/15/25	22,922,000	16,546,635
REFCORP STRIPS - COUPON, 0.00%, 4/15/25	23,013,000	16,407,809
REFCORP STRIPS - COUPON, 0.00%, 7/15/25	4,292,000	3,023,693
STRIPS - COUPON, 0.00%, 8/15/25	15,708,000	11,607,835
STRIPS - COUPON, 0.00%, 11/15/25	157,600,000	115,297,008
REFCORP STRIPS - COUPON, 0.00%, 1/15/26	6,000,000	4,151,982
STRIPS - COUPON, 0.00%, 2/15/26	7,299,000	5,287,293
REFCORP STRIPS - COUPON, 0.00%, 4/15/26	31,041,000	21,069,824
STRIPS - COUPON, 0.00%, 5/15/26	9,991,000	7,170,021
REFCORP STRIPS - COUPON, 0.00%, 7/15/26	29,127,000	19,818,127
STRIPS - COUPON, 0.00%, 8/15/26	7,100,000	5,046,233
STRIPS - PRINCIPAL, 0.00%, 8/15/26	1,000,000	720,623
STRIPS - COUPON, 0.00%, 11/15/26	11,000,000	7,742,350
STRIPS - PRINCIPAL, 0.00%, 11/15/26	5,000,000	3,568,055

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $197,599,024)		251,667,243

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 6.1%

FNMA STRIPS - COUPON, 0.00%, 4/8/24	10,000	7,127
TVA STRIPS - COUPON, 0.00%, 5/1/24	1,000,000	721,066
FHLMC STRIPS - COUPON, 0.00%, 9/15/24	42,000	30,044
FNMA STRIPS - COUPON, 0.00%, 1/15/25	247,000	170,377
FHLMC STRIPS - COUPON, 0.00%, 3/15/25	6,000,000	4,115,712
FNMA STRIPS - COUPON, 0.00%, 8/7/25	1,838,000	1,241,852
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	7,162,000	4,797,609
TVA STRIPS - COUPON, 0.00%, 11/1/25	1,162,000	781,047
TVA STRIPS - PRINCIPAL, 0.00%, 11/1/25	6,000,000	4,018,608
FNMA STRIPS - COUPON, 0.00%, 1/15/26	841,000	549,324

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,158,587)		16,432,766

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $209,757,611)		268,100,009

OTHER ASSETS AND LIABILITIES — (0.3)%		(788,020)

TOTAL NET ASSETS — 100.0%		$267,311,989

Zero Coupon 2025 - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

Notes to Schedule of Investments

Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

Zero Coupon 2025 - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Zero Coupon 2025 - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$210,645,414
Gross tax appreciation of investments	$57,578,737
Gross tax depreciation of investments	(124,142)
Net tax appreciation (depreciation) of investments	$57,454,595

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Target Maturities Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 27, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 27, 2012